SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-64845)
UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 69		[X]
and

REGISTRATION STATEMENT (NO. 811-07443) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 71		[X]

VANGUARD WHITEHALL FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on February 23, 2017, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[x]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 69 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 71 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Whitehall Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 23, 2017, the pending effective date of the Trust’s 67th Post-Effective Amendment. By way of further background:

  Post-Effective Amendment No. 67 was filed under Rule 485(a)(1)(iii) on November 30, 2016, for the purpose of: (1) adding a purchase and a redemption fee of 0.25%, respectively, on the conventional share classes (Investor Shares and Admiral Shares) to the Vanguard International High Dividend Yield Index Fund and Vanguard International Dividend Appreciation Index Fund, each a series of the Trust; and (2) to effect a number of non-material changes. Post-Effective Amendment No. 67 originally requested that the Amendment become effective January 29, 2017.

This Post-Effective Amendment No. 69 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 27th day of January, 2017.

VANGUARD WHITEHALL FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III

Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief	January 27, 2017
Executive Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	January 27, 2017
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	January 27, 2017
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	January 27, 2017
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	January 27, 2017
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	January 27, 2017
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	January 27, 2017
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 27, 2017
Scott C. Malpass
/s/ André F. Perold*	Trustee	January 27, 2017
André F. Perold
/s/ Peter F. Volanakis*	Trustee	January 27, 2017
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	January 27, 2017
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.